Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,843	$ 4,961
Ending balance		4,465	4,451
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		3	(117)
Other comprehensive income (loss), before reclassifications		19	(1)
Amounts reclassified from other comprehensive income (loss)		(46)	152
Other comprehensive income (loss)	[1]	(27)	151
Ending balance		(24)	34
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(947)	(1,105)
Other comprehensive income (loss), before reclassifications		(20)	(25)
Amounts reclassified from other comprehensive income (loss)		59	66
Other comprehensive income (loss)	[1]	39	41
Ending balance		(908)	(1,064)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(806)	(448)
Other comprehensive income (loss), before reclassifications		159	(425)
Other comprehensive income (loss)	[1]	159	(425)
Ending balance		(647)	(873)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(113)	(66)
Other comprehensive income (loss), before reclassifications		3	(40)
Other comprehensive income (loss)	[1]	3	(40)
Ending balance		(110)	(106)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,863)	(1,736)
Other comprehensive income (loss), before reclassifications		161	(491)
Amounts reclassified from other comprehensive income (loss)		13	218
Other comprehensive income (loss)	[1]	174	(273)
Ending balance		$ (1,689)	$ (2,009)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $2 million and $(2) million for the nine months ended September 30, 2016 and 2015, respectively.